Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

(CHF in millions)	12/31/2025	12/31/2024

Shoes	344.3	371.7
Apparel	88.1	65.8
Accessories	12.8	12.5
Allowances	(25.5)	(30.8)
Inventories(1)	419.8	419.2
(1) Inventories are comprised of finished goods.